Deficit	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Deficit	DEFICIT

($ millions)	2021	2020
Accumulated earnings (deficit)	(4,184.0)	(6,548.1)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	13.2	12.1
Accumulated dividends	(7,686.3)	(7,638.5)
Deficit	(11,848.7)	(14,166.1)
(1)Premium Dividend TM and Dividend Reinvestment Plan – suspended in 2015.
(2)Share Dividend Plan – suspended in 2015.